RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with related parties.
The Company has transactions with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have, or had, a significant direct or indirect interest:

•Frontline
•Frontline Shipping and Frontline Shipping II Limited (collectively “Frontline Charterers”)
•Frontline 2012 Ltd. (“Frontline 2012”)
•Seadrill
•NADL
•Golden Ocean Group Limited (“Golden Ocean”)
•Deep Sea
•Golar LNG Limited (“Golar”)
•United Freight Carriers LLC (“UFC”)
•Arcadia Petroleum Limited (“Arcadia”)

From September 2014, Golar ceased to be a related party to the Company following disassociation through the sale of shares held by a company associated with Hemen.

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (See Note 7: Investment in Direct Financing Leases).

(in thousands of $)	June 30, 2015	December 31, 2014
Amounts due from:
Frontline Charterers	17,816	30,714
Frontline	13,021	9,012
Frontline 2012	230	—
UFC	1,088	232
Deep Sea	41	1,338
Seadrill	424	111,195
SFL Linus	30,047	—
Total amount due from related parties	62,667	152,491
Loans to related parties - associated companies, long-term
SFL Deepwater	94,124	100,036
SFL Hercules	81,649	135,250
SFL Linus	125,000	110,745
Total loans to related parties - associated companies, long-term	300,773	346,031
Long-term receivables from related parties
Frontline	78,817	79,294
Total long-term receivables from related parties	78,817	79,294
Amounts due to:
Frontline Charterers	196	196
Frontline Management	95	848
Frontline 2012	—	65
Golden Ocean	193	—
Other related parties	—	—
Total amount due to related parties	484	1,109

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2015 within the financial statements (see Note 8: Investment In Associated Companies). As described below in “Related party loans”, at June 30, 2015 the long-term loans from Ship Finance to SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.
Related party leasing and service contracts
As at June 30, 2015, 17 of the Company’s vessels which were leased to the Frontline Charterers (December 31, 2014: 17) and two of its offshore supply vessels which were leased to subsidiaries of Deep Sea (December 31, 2014: two) have been recorded as direct financing leases. In addition, included under operating leases at June 30, 2015, there were four offshore supply vessels leased to subsidiaries of Deep Sea (December 31, 2014: four) and five dry bulk carriers leased to UFC (December 31, 2014: four). At June 30, 2015, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $579.5 million (December 31, 2014: $839.9 million), of which $38.2 million (December 31, 2014: $37.5 million) represents short-term maturities. At June 30, 2015, the net book value of assets leased under operating leases to Deep Sea and UFC was $216.6 million (December 31, 2014: $198.9 million).
On June 5, 2015, amendments were made to the charter agreements with Frontline Charterers, which relate to the 12 VLCCs and five Suezmax tankers accounted for as direct financing leases. The amendments, which do not affect the duration of the leases and are effective from July 1, 2015, consist of reductions in the long-term daily time-charter rates to $20,000 per day for VLCCs and $15,000 per day for Suezmax tankers, and increases in the daily management and operating fees payable to a subsidiary of Frontline to $9,000 per day for all vessels. The charters for three of the vessels were transferred from Frontline Shipping II Limited to Frontline Shipping, who is now the charter counterparty for all the vessels. Frontline has been released from their guarantee obligations under the charters, and in exchange, a cash buffer of $2 million per vessel will be built up in the chartering company as security for the obligations under the charters. As part of the amended agreements, the Company's profit sharing percentage increased from 25% to 50%, and will be calculated and paid on a quarterly basis. In consideration for the agreed amendments, the Company received 55 million ordinary shares in Frontline, the fair value of which amounted to $150.2 million. The Company's investment in Frontline shares amounts to approximately 28% of Frontline's issued share capital and is accounted for as an investment in an associated company, using the equity method (See Note 8: Investment in Associated Companies).
A summary of leasing revenues earned from the Frontline Charterers, UFC and Deep Sea is as follows:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2015	June 30, 2014	December 31, 2014
Operating lease income	11.4	13.9	26.4
Direct financing lease interest income	19.5	23.2	45.4
Finance lease service revenue	20.0	23.5	46.5
Direct financing lease repayments	18.5	21.9	43.1
Cash sweep and profit share income	21.0	14.3	33.8

In April 2015, the Company announced the agreement to acquire eight Capesize dry bulk carriers from subsidiaries of Golden Ocean for an aggregate acquisition price of $272 million. The vessels were delivered in the third quarter of 2015. The vessels will be chartered on a time-charter basis to a fully guaranteed subsidiary of Golden Ocean for a period of ten years with daily base charter rates of $17,600 per vessel during the first seven years and $14,900 per vessel thereafter. The charters include a charter rate adjustment element linked to movements in the interest rate level. The Company is entitled to a 33% profit share for revenues above the base charter rates, calculated and paid on a quarterly basis. Golden Ocean has a purchase option for the vessels at the end of year 10, and, if not exercised, Ship Finance can extend the charters for another three years at $14,900 per day. The vessel owning subsidiaries will enter into fixed price technical management agreements with a subsidiary of Golden Ocean at $7,000 per vessel per day, including drydocking (See Note 17: Subsequent Events).
In addition to revenues, the Company paid the following fees to related parties:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2015	June 30, 2014	December 31, 2014
Frontline:
Vessel Management Fees	20.8	24.5	48.4
Management Supervision Fees	0.1	1.6	2.9
Administration Services and other	0.2	0.3	0.9
Golden Ocean:
Operating Management Fees	0.4	0.4	0.8
Office Facilities:
Golar Management UK Limited	—	0.1	0.1
Arcadia	0.1	—	—
Frontline Management AS	0.2	0.2	0.4

Related party loans – associated companies
Ship Finance has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus granting them loans of $145 million, $145 million, and $125 million, respectively at fixed interest rates. These loans are repayable in full on July 11, 2023, October 1, 2023, and June 30, 2029, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled, to the extent that it is a receivable from Ship Finance, by offset against the eventual repayments of the fixed interest loans. Ship Finance had also previously entered into an agreement with SFL West Polaris for a loan of $145 million at a fixed interest rate. This was fully repaid when SFL West Polaris was sold on December 30, 2014 at which point it ceased to be an associated company.
In the six months ended June 30, 2015, the Company received interest income on these loans of $3.3 million from SFL Deepwater (six months ended June 30, 2014: $3.3 million; year ended December 31, 2014: $6.5 million), $3.3 million from SFL Hercules (six months ended June 30, 2014: $3.3 million; year ended December 31, 2014: $6.5 million) and $2.8 million from SFL Linus (six months ended June 30, 2014: $2.1 million; year ended December 31, 2014: $4.9 million). In addition, the Company received interest income from the loan it had with SFL West Polaris of $3.3 million in the six months ended June 30, 2014 and $6.5 million in the year ended December 31, 2014.
Long-term receivables from related parties
The Company received loan notes from Frontline as compensation for the early termination of the charters on five vessels in 2013 and 2014. In the six months ended June 30, 2015, interest receivable on these loan notes amounted to $6.3 million (six months ended June 30, 2014: $1.9 million; year ended December 31, 2014: $4.0 million).